Condensed Consolidated Statements of Stockholders' Equity (Quarterly Periods Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common stock issued price per shares	$ 50.00	$ 10.00
Common stock issued price per shares	$ 10.00	$ 50.00